Debt Instruments Issued and Other Financial Liabilities - Schedule of Subordinated Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,762,840	$ 6,204,856
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	1,153,045	1,081,031
Subordinated Bonds [member] | Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Debt Securities	955,982	906,558
Subordinated Bonds [member] | COP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 197,063	$ 174,473